Long-Term Debt Under Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Principal outstanding	$ 227,700	$ 230,000
Unamortized original issue discount	(4,308)	(5,075)
Total Debt	223,392	224,925
Current portion	2,300	2,300
Non-current portion	221,092	222,625
Total Debt	223,392	224,925
Total original issue discount to be amortized	5,200	5,200
Unamortized deferred financing costs	$ 5,692	$ 4,825